Cover	Mar. 24, 2021
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000054480
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 24, 2021
Entity Registrant Name	KANSAS CITY SOUTHERN
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4717
Entity Tax Identification Number	44-0663509
Entity Address, Address Line One	427 West 12th Street
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64105
City Area Code	816
Local Phone Number	983-1303
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
$25 Par Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, Par Value $25 Per Share, 4%, Noncumulative
Trading Symbol	KSU
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 Per Share Par Value
Trading Symbol	KSU
Security Exchange Name	NYSE